Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,338,449	$ 8,021,568
Investments carried under the equity method	268,151	294,581
Current financial investments	190,069	207,379
Cash and cash equivalents (project companies)	781,575	622,689	$ 763,545	$ 868,501
Total assets	9,146,332	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,621,940	5,036,193
Grants and other liabilities	1,242,059	1,263,744
Long-term and short-term corporate debt	955,540	1,023,071			$ 4,900	€ 5
Total liabilities	7,340,964	8,003,325
Equity	1,805,368	1,748,605	$ 1,761,589	$ 1,740,881
Total liabilities and equity	9,146,332	9,751,930
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,191,373	3,355,669
Investments carried under the equity method	222,624	253,221
Current financial investments	117,327	135,224
Cash and cash equivalents (project companies)	211,483	171,744
Total assets	3,742,807	3,915,858
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,771,257	1,792,739
Grants and other liabilities	1,019,619	1,051,679
Total liabilities	2,790,876	2,844,418
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,274,981	1,231,276
Investments carried under the equity method	0	0
Current financial investments	29,244	28,155
Cash and cash equivalents (project companies)	99,880	74,149
Total assets	1,404,105	1,333,580
Liabilities allocated [Abstract]
Long-term and short-term project debt	857,401	887,497
Grants and other liabilities	25,115	14,445
Total liabilities	882,516	901,942
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	2,872,095	3,434,623
Investments carried under the equity method	45,528	41,360
Current financial investments	43,498	44,000
Cash and cash equivalents (project companies)	364,179	287,655
Total assets	3,325,300	3,807,638
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,993,282	2,355,957
Grants and other liabilities	197,325	197,620
Total liabilities	2,190,607	2,553,577
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,338,449	8,021,568
Investments carried under the equity method	268,151	294,581
Current financial investments	190,069	207,379
Cash and cash equivalents (project companies)	675,542	533,548
Total assets	8,472,211	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,621,940	5,036,193
Grants and other liabilities	1,242,059	1,263,744
Total liabilities	5,863,999	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	305,507	268,876
Other current assets (including cash and cash equivalents at holding company level)	368,614	425,978
Total assets	674,121	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	955,540	1,023,071
Other non-current liabilities	344,293	532,312
Other current liabilities	177,132	148,005
Total liabilities	1,476,965	1,703,388
Equity	1,805,368	1,748,605
Total liabilities and equity	$ 3,282,333	$ 3,451,993